Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
21       EARNINGS (LOSS) PER SHARE

Earnings per share for periods prior to the Share Exchange have been restated to reflect the recapitalization under the Share Exchange. The following table sets forth the computation of basic and diluted net income(loss) per share:

Year ended December 31,
2011	2010
Basic (loss)earnings per share:
Net (loss)income attributable to Keyuan
Petrochemicals, Inc. stockholders	$(7,141,296)	$37,120,423

Fixed dividends to Series A convertible
Preferred stockholders	-	831,032

Fixed dividends to Series B convertible
Preferred stockholders	1,205,014	306,247

Net (loss)income attributable to Keyuan
Petrochemicals Inc. common stockholders	$(8,346,310)	$35,983,144

Weighted average common shares
(Denominator for basic income per share)	57,585,040	50,929,526

Effect of dilutive securities:
- Series A convertible preferred stock	-	3,542,344
- Series B convertible preferred stock	-	1,390,688
- Warrants	-	103,985
- Options	-	91,451
Denominator for diluted income per share	57,585,040	56,057,994

Basic (loss)earnings per share:	$(0.14)	$0.71

Diluted(loss)earnings per share:	$(0.14)	$0.66